Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share	Earnings per share

	December 31,
	2021	2020	2019
	£	£	£
Basic and Diluted loss for the year	(49,230,897)	(22,283,000)	(6,317,000)
13.Earnings per share (continued)

	December 31,
	2021	2020	2019
	Number	Number	Number
Weighted average number of ordinary shares	49,876,081	30,576,900	29,731,800

	December 31,
	2021	2020	2019
	£	£	£
Basic and diluted earnings per share (pence per share)	(0.99)	(0.73)	(0.21)
Basic earnings per share are calculated in accordance with IAS 33 (“Earnings per Share”) based on earnings attributable to the Company’s shareholders and the weighted average number of shares outstanding during the period. The ordinary shares outstanding used for computation of earnings per share in all periods reflect the share split executed on October 05, 2021 as described in note 21 of the accounts, consistent with the principles in IAS 33 paragraph 64.
The Company issues share options to employees, upon the exercise of which ordinary shares are issued. Inclusion of the share options would have an anti-dilutive effect due to the loss incurred during the period, therefore basic and dilutive loss per share are the same.